Long-Term Debt (Details 5) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt
Exit fee recognized in long-term debt, net of current portion	$ 6,236,000	$ 4,354,000
Credit Facilities Summary Table
Remaining borrowing availability	0
New Credit Facilities
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date	15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds	10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date	150,000,000
Outstanding Principal Amount	411,100,000
The Royal Bank of Scotland | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	98,200,000
The Royal Bank of Scotland | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	686,600,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	117,200,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	658,200,000
Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	154,700,000
Deutsche Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	179,100,000
Credit Suisse | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	219,300,000
ABN Amro Lloyds TSB National Bank of Greece | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	34,600,000
ABN Amro Lloyds TSB National Bank of Greece | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	250,800,000
Commerzbank-Credit Suisse- Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	295,300,000
HSH Nordbank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	33,300,000
KEXIM | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	34,100,000
KEXIM ABN Amro | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	73,700,000
Club Facility | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	83,900,000
Citi-Eurobank | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	77,200,000
Sinosure CEXIM-Citi-ABN Amro
Credit Facilities Summary Table
Outstanding Principal Amount	172,900,000
Remaining borrowing availability	0
Hyundai Samho Vendor
Credit Facilities Summary Table
Outstanding Principal Amount	$ 150,400,000